Note 15 Derivatives Hedge accounting breakdown by type of risk and type of hedge (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	€ 1,158	€ 1,482	€ 1,891	[1]
Derivative financial liabilities held for hedging	2,503	2,625	3,303	[1]
Of which OTC credit institutions [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	932	1,237	1,577
Derivative financial liabilities held for hedging	2,005	2,404	2,911
Of which OTC other financial corporations [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	223	237	297
Derivative financial liabilities held for hedging	499	221	391
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	257	422	656
Derivative financial liabilities held for hedging	344	364	376
Interest rate risk [member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	257	422	656
Derivative financial liabilities held for hedging	344	364	376
Interest rate risk [member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	73	221	259
Derivative financial liabilities held for hedging	93	31	83
Foreign exchange and gold risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	73	221	259
Derivative financial liabilities held for hedging	93	31	83
Foreign exchange and gold risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Credit risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodities risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Fair value risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	330	644	915
Derivative financial liabilities held for hedging	437	395	459
Interest rate risk hedges cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	618	490	470
Derivative financial liabilities held for hedging	1,513	2,048	2,763
Interest rate risk hedges cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	615	483	454
Derivative financial liabilities held for hedging	1,513	2,048	2,763
Interest rate risk hedges cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	3	7	16
Derivative financial liabilities held for hedging	0	0
Equity instruments risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	142	291	239
Derivative financial liabilities held for hedging	431	41	46
Foreign exchange and gold risk hedge cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	142	291	239
Derivative financial liabilities held for hedging	431	41	45
Foreign exchange and gold risk hedge cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	1	1
Credit risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodities risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	760	781	708
Derivative financial liabilities held for hedging	1,944	2,089	2,809
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	66	27	213
Derivative financial liabilities held for hedging	122	136	26
Portfolio fair value hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	2	3	7
Derivative financial liabilities held for hedging	0	5	8
Portfolio cash flow hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	27	48
Derivative financial liabilities held for hedging	€ 0	€ 0	€ 1

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).